Summary of Changes In Value of Company's Level 3 Financial Liabilities (Detail) (Fair Value, Inputs, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value-beginning of period	$ 3,395		$ 12,835		$ 3,159
Additions due to acquisitions			2,943		13,519
Change in fair value of liabilities	1,237	[1]	(130)	[1]	425	[1]
Effects of foreign currency exchange			(467)		(1,101)
Payments of contingent consideration	(2,648)		(11,786)		(3,167)
Fair value-end of period	$ 1,984		$ 3,395		$ 12,835

[1]	The changes in fair value of the contingent and deferred purchase consideration liabilities were due to the passage of time and changes in the probability of achievement used to develop the estimate.